COLUMBIA INTEGRATED LARGE CAP VALUE FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Integrated Large Cap Value Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 99.2%

Issuer	Shares	Value ($)
Communication Services 7.1%
Entertainment 1.7%
Electronic Arts, Inc.	23,789	3,283,120

Interactive Media & Services 3.5%
Alphabet, Inc., Class C(a)	19,765	2,646,929
Meta Platforms, Inc., Class A(a)	7,566	2,475,217
Pinterest, Inc., Class A(a)	42,443	1,446,033

Total		6,568,179

Media 1.9%
Charter Communications, Inc., Class A(a)	3,930	1,572,511
Comcast Corp., Class A	49,943	2,092,112

Total		3,664,623

Total Communication Services		13,515,922

Consumer Discretionary 7.0%
Automobile Components 1.4%
Aptiv PLC(a)	19,320	1,600,469
Gentex Corp.	32,480	987,717

Total		2,588,186

Hotels, Restaurants & Leisure 2.9%
Expedia Group, Inc.(a)	30,419	4,142,459
MGM Resorts International	36,134	1,425,125

Total		5,567,584

Household Durables 0.8%
D.R. Horton, Inc.	12,660	1,616,302

Specialty Retail 1.9%
AutoZone, Inc.(a)	1,402	3,659,122

Total Consumer Discretionary		13,431,194

Consumer Staples 8.7%
Beverages 1.6%
PepsiCo, Inc.	17,887	3,010,203

Consumer Staples Distribution & Retail 3.3%
Grocery Outlet Holding Corp.(a)	51,003	1,438,794
Walmart, Inc.	30,630	4,768,785

Total		6,207,579

Common Stocks (continued)

Issuer	Shares	Value ($)
Food Products 0.7%
Hershey Co. (The)	7,308	1,373,320

Household Products 3.1%
Colgate-Palmolive Co.	29,460	2,320,564
Procter & Gamble Co. (The)	23,432	3,597,281

Total		5,917,845

Total Consumer Staples		16,508,947

Energy 7.9%
Energy Equipment & Services 0.7%
Schlumberger NV	25,025	1,302,301

Oil, Gas & Consumable Fuels 7.2%
Diamondback Energy, Inc.	16,998	2,624,661
EOG Resources, Inc.	25,390	3,124,747
Exxon Mobil Corp.	61,885	6,358,065
Marathon Petroleum Corp.	11,490	1,714,193

Total		13,821,666

Total Energy		15,123,967

Financials 20.0%
Banks 5.5%
Bank of America Corp.	90,306	2,753,430
Citigroup, Inc.	45,869	2,114,561
KeyCorp	81,200	1,006,068
Wells Fargo & Co.	104,462	4,657,961

Total		10,532,020

Capital Markets 4.9%
Cboe Global Markets, Inc.	16,750	3,051,683
Charles Schwab Corp. (The)	40,572	2,487,875
State Street Corp.	38,287	2,788,059
XP, Inc., Class A	48,605	1,132,010

Total		9,459,627

Consumer Finance 2.2%
American Express Co.	24,219	4,135,879

2	Columbia Integrated Large Cap Value Fund | First Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Integrated Large Cap Value Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financial Services 3.8%
FleetCor Technologies, Inc.(a)	7,742	1,861,951
Global Payments, Inc.	23,104	2,690,230
PayPal Holdings, Inc.(a)	45,896	2,644,068

Total		7,196,249

Insurance 3.6%
Arch Capital Group Ltd.(a)	26,501	2,217,868
Chubb Ltd.	4,660	1,069,144
Everest Group Ltd.	8,647	3,550,026

Total		6,837,038

Total Financials		38,160,813

Health Care 14.3%
Biotechnology 4.5%
Exelixis, Inc.(a)	67,322	1,468,293
Incyte Corp.(a)	29,138	1,583,359
Neurocrine Biosciences, Inc.(a)	19,118	2,228,967
Vertex Pharmaceuticals, Inc.(a)	9,385	3,329,892

Total		8,610,511

Health Care Equipment & Supplies 1.7%
Medtronic PLC	39,936	3,165,727

Health Care Providers & Services 4.3%
Elevance Health, Inc.	7,606	3,647,001
McKesson Corp.	4,362	2,052,583
UnitedHealth Group, Inc.	4,638	2,564,675

Total		8,264,259

Pharmaceuticals 3.8%
Johnson & Johnson	19,177	2,965,915
Merck & Co., Inc.	21,595	2,213,055
Pfizer, Inc.	64,804	1,974,578

Total		7,153,548

Total Health Care		27,194,045

Industrials 13.2%
Building Products 2.3%
Builders FirstSource, Inc.(a)	11,324	1,518,662
Owens Corning	21,419	2,903,988

Total		4,422,650

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 2.2%
Clean Harbors, Inc.(a)	9,973	1,612,235
Waste Management, Inc.	15,587	2,665,221

Total		4,277,456

Construction & Engineering 0.8%
MasTec, Inc.(a)	23,920	1,450,509

Electrical Equipment 1.4%
Sensata Technologies Holding	80,906	2,630,254

Machinery 1.8%
Gates Industrial Corp. PLC(a)	146,677	1,798,260
Oshkosh Corp.	17,838	1,735,459

Total		3,533,719

Passenger Airlines 0.7%
United Airlines Holdings, Inc.(a)	36,616	1,442,670

Professional Services 1.1%
Jacobs Solutions, Inc.	16,028	2,038,441

Trading Companies & Distributors 2.9%
Ferguson PLC	12,046	2,063,962
MSC Industrial Direct Co., Inc., Class A	11,495	1,119,843
W.W. Grainger, Inc.	2,921	2,296,461

Total		5,480,266

Total Industrials		25,275,965

Information Technology 10.8%
Communications Equipment 3.5%
Cisco Systems, Inc.	52,468	2,538,402
F5, Inc.(a)	13,854	2,371,666
Motorola Solutions, Inc.	5,720	1,846,816

Total		6,756,884

Electronic Equipment, Instruments & Components 0.7%
IPG Photonics Corp.(a)	14,127	1,352,802

IT Services 2.3%
Akamai Technologies, Inc.(a)	26,728	3,087,886
Twilio, Inc., Class A(a)	18,625	1,204,665

Total		4,292,551

Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc.(a)	30,109	3,648,006

Columbia Integrated Large Cap Value Fund | First Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Integrated Large Cap Value Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 2.4%
Dropbox, Inc., Class A(a)	42,143	1,187,590
Salesforce, Inc.(a)	13,031	3,282,509

Total		4,470,099

Total Information Technology		20,520,342

Materials 2.6%
Chemicals 1.3%
Linde PLC	6,176	2,555,444

Containers & Packaging 1.3%
Graphic Packaging Holding Co.	104,427	2,367,360

Total Materials		4,922,804

Real Estate 3.8%
Residential REITs 0.5%
Camden Property Trust	12,037	1,086,460

Retail REITs 1.1%
Brixmor Property Group, Inc.	95,164	2,047,929

Specialized REITs 2.2%
CubeSmart	59,068	2,348,543
Gaming and Leisure Properties, Inc.	38,853	1,815,601

Total		4,164,144

Total Real Estate		7,298,533

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 3.8%
Electric Utilities 2.8%
Pinnacle West Capital Corp.	35,845	2,686,224
PPL Corp.	104,991	2,742,365

Total		5,428,589

Independent Power and Renewable Electricity Producers 1.0%
AES Corp. (The)	106,952	1,840,644

Total Utilities		7,269,233

Total Common Stocks (Cost $153,549,904)		189,221,765

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(b),(c)	2,050,969	2,050,559

Total Money Market Funds (Cost $2,050,465)		2,050,559

Total Investments in Securities (Cost: $155,600,369)		191,272,324

Other Assets & Liabilities, Net		(605,140)

Net Assets		190,667,184

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(c)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation) ($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	3,515,124	9,021,292	(10,485,501)	(356)	2,050,559	104	28,228	2,050,969

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

4	Columbia Integrated Large Cap Value Fund | First Quarter Report 2023

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